NOTE 5. LOANS, NET (Tables)	12 Months Ended
Dec. 31, 2015
Note 5. Loans Net Tables
Components of loans
	December 31,	December 31,
	2015	2014
Loans	$253,268	$19,304
Less: Provision for credit losses	(2,609)	(199)

Loans, net	$250,659	$19,105

Carrying amount of the loans

December 31, 2015	Current	Past due	Total carrying amount

Gross loans	$246,279	$6,989	$253,268
Less: Provision for credit losses	(2,407)	(202)	(2,609)
Loans, net	$243,872	$6,787	$250,659

December 31, 2014	Current	Past due	Total carrying amount

Gross loans	$19,304	$-	$19,304
Less: Provision for credit losses	(199)	-	(199)
Loans , net	$19,105	$-	$19,105

Age analysis of past due loans
	December 31,
	2015	2014

Less than 90 days	$5,749	$-
Over 90 days	1,240	-
Subtotal	6,989	-
Less: allowance for credit losses	(202)	-
Total	$6,787	$-